Document and Entity Information	0 Months Ended
Aug. 07, 2013
Document And Entity Information
Entity Registrant Name	Ironclad Performance Wear Corp.
Entity Central Index Key	0001301712
Document Type	8-K
Document Period End Date	Aug 7, 2013
Amendment Flag	false
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Document Fiscal Year Focus	2013

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 228,653	$ 721,589
Accounts receivable net of allowance for doubtful accounts of $48,000	3,711,423	6,423,670
Due from factor without recourse		915,492
Inventory net of reserve of $619,000	8,119,175	5,281,445
Deposits on inventory	787,023	716,273
Prepaid and other	440,229	308,814
Deferred tax assets - current	857,500	857,500
Total current assets	14,144,003	15,224,783
Property and Equipment
Computer equipment and software	521,570	515,058
Vehicles	43,680	43,680
Office equipment and furniture	220,490	179,835
Leasehold improvements	95,455	47,381
Less: accumulated depreciation	(609,765)	(529,917)
Total property and equipment, net	271,430	256,037
Trademarks and patents, net of accumulated amortization of $44,692 and $40,318	132,694	132,168
Deposits	10,204	10,204
Total other assets	142,898	142,372
Total Assets	14,558,331	15,623,192
Current Liabilities
Accounts payable and accrued expenses	2,116,545	4,932,648
Line of credit	3,399,277	1,483,883
Total current liabilities	5,515,822	6,416,531
Total Liabilities	5,515,822	6,416,531
Stockholders' Equity
Common stock, $.001 par value; 172,744,750 shares authorized; 76,704,275 and 76,447,587 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	76,704	76,448
Additional paid-in capital	19,092,835	18,920,811
Accumulated deficit	(10,127,030)	(9,790,598)
Total Stockholders' Equity	9,042,509	9,206,661
Total Liabilities and Stockholders Equity	$ 14,558,331	$ 15,623,192

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts	$ 48,000	$ 48,000
Inventory Reserve	619,000	619,000
Accumulated Amortization	$ 44,692	$ 40,318
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	172,744,750	172,744,750
Common Stock, Shares Issued	76,704,275	76,447,587
Common Stock, Shares Outstanding	76,704,275	76,447,587

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Net sales	$ 4,519,211	$ 4,546,595	$ 9,834,867	$ 9,894,460
COST OF SALES
Cost of sales	2,960,998	2,761,916	6,296,768	6,156,432
GROSS PROFIT	1,558,213	1,784,679	3,538,099	3,738,028
OPERATING EXPENSES
General and administrative	611,897	734,905	1,418,469	1,356,913
Sales and marketing	799,235	601,739	1,571,873	1,286,310
Research and development	181,610	126,454	365,354	256,161
Purchasing, warehousing and distribution	289,832	254,755	578,481	504,538
Depreciation and amortization	44,760	40,005	85,316	78,789
Total operating expenses	1,927,334	1,757,858	4,019,493	3,482,711
INCOME (LOSS) FROM OPERATIONS	(369,121)	26,821	(481,394)	255,317
OTHER INCOME (EXPENSE)
Interest expense	(21,905)	(4,888)	(31,359)	(13,965)
Interest income	41	8,569	74	20,461
Other income, net	1	27,481	1	82,156
Gain on disposition of equipment			50
Total other income (expense)	(21,863)	31,162	(31,234)	88,652
NET INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(390,984)	57,983	(512,628)	343,969
PROVISION FOR INCOME TAXES	(176,196)	39,000	(176,196)	78,000
NET INCOME (LOSS)	$ (214,788)	$ 18,983	$ (336,432)	$ 265,969
NET INCOME (LOSS) PER COMMON SHARE
Basic	$ 0	$ 0	$ 0	$ 0
Diluted	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	76,704,277	76,354,001	76,658,341	75,670,166
Diluted	85,735,188	84,907,124	85,689,252	84,223,287